Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading Securities [Member]
Assets:
Balance, beginning of period	$ 987	$ 2,034	$ 2,603
Net gains (losses) included in net income	96	(132)	58
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(77)	(913)	(541)
Transfers into Level 3	51	14	83
Transfers out of Level 3	(288)	(16)	(169)
Balance, end of period	769	987	2,034
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(11)	(25)	(13)
Trading Securities [Member] | US States And Political Subdivisions [Member]
Assets:
Balance, beginning of period	46	53	5
Net gains (losses) included in net income	3	3	3
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(10)	(10)	12
Transfers into Level 3	0	0	51
Transfers out of Level 3	0	0	(18)
Balance, end of period	39	46	53
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	0	0	0
Trading Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	6	108	117
Net gains (losses) included in net income	1	8	6
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	9	(110)	(36)
Transfers into Level 3	0	0	31
Transfers out of Level 3	(15)	0	(10)
Balance, end of period	1	6	108
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	1	2	(4)
Trading Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	742	1,582	1,915
Net gains (losses) included in net income	67	(191)	(24)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(37)	(649)	(297)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(231)	0	(12)
Balance, end of period	541	742	1,582
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(33)	(47)	1
Trading Securities [Member] | Corporate Debt Securities [Member]
Assets:
Balance, beginning of period	52	97	166
Net gains (losses) included in net income	9	0	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1)	(45)	(70)
Transfers into Level 3	13	0	0
Transfers out of Level 3	(20)	0	0
Balance, end of period	53	52	97
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	6	(3)	(80)
Trading Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of period	138	190	366
Net gains (losses) included in net income	16	48	75
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(35)	(98)	(122)
Transfers into Level 3	25	14	0
Transfers out of Level 3	(22)	(16)	(129)
Balance, end of period	122	138	190
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	15	23	(2)
Trading Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of period	3	4	34
Net gains (losses) included in net income	0	0	(3)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(3)	(1)	(28)
Transfers into Level 3	13	0	1
Transfers out of Level 3	0	0	0
Balance, end of period	13	3	4
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	0	0	72
Trading assets (excluding derivatives) [Member]
Assets:
Balance, beginning of period	1,063	2,149	2,739
Net gains (losses) included in net income	74	(171)	37
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(77)	(913)	(539)
Transfers into Level 3	52	14	83
Transfers out of Level 3	(289)	(16)	(171)
Balance, end of period	823	1,063	2,149
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(19)	(44)	1
Trading assets (excluding derivatives) [Member] | Trading Account Assets Other [Member]
Assets:
Balance, beginning of period	76	115	136
Net gains (losses) included in net income	(22)	(39)	(21)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	2
Transfers into Level 3	1	0	0
Transfers out of Level 3	(1)	0	(2)
Balance, end of period	54	76	115
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(8)	(19)	14
Mortgages held for sale [Member]
Assets:
Balance, beginning of period	3,250	3,410	3,305
Net gains (losses) included in net income	5	(42)	44
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(874)	(308)	(104)
Transfers into Level 3	336	488	492
Transfers out of Level 3	(343)	(298)	(327)
Balance, end of period	2,374	3,250	3,410
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	(74)	(30)	43
Loans Receivable [Member]
Assets:
Balance, beginning of period	6,021	23	309
Net gains (losses) included in net income	(211)	43	13
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	106	145	(299)
Transfers into Level 3	0	5,851	0
Transfers out of Level 3	(193)	(41)	0
Balance, end of period	5,723	6,021	23
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	(178)	43	0
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	11,538	12,603	14,467
Net gains (losses) included in net income	1,156	(5,954)	(5,821)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	2,886	4,889	3,957
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	15,580	11,538	12,603
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	3,398	(2,893)	(3,680)
Derivatives [Member]
Assets and Liabilities:
Balance, beginning of period	(649)	(1,588)	(1,192)
Net gains (losses) included in net income	(783)	7,565	3,233
Net gains (losses) included in other comprehensive income	0	(1)	0
Purchases, sales, issuances and settlements, net	838	(6,566)	(3,524)
Transfers into Level 3	(13)	(8)	(9)
Transfers out of Level 3	142	(51)	(96)
Balance, end of period	(465)	(649)	(1,588)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	180	657	396
Derivatives [Member] | Interest Rate Contract [Member]
Assets and Liabilities:
Balance, beginning of period	659	609	77
Net gains (losses) included in net income	(662)	7,397	4,051
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(39)	(7,349)	(3,414)
Transfers into Level 3	0	0	(1)
Transfers out of Level 3	2	2	(104)
Balance, end of period	(40)	659	609
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	(186)	562	309
Derivatives [Member] | Commodity Contract [Member]
Assets and Liabilities:
Balance, beginning of period	21	0	(1)
Net gains (losses) included in net income	0	78	2
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(66)	(50)	(9)
Transfers into Level 3	(1)	(8)	(3)
Transfers out of Level 3	36	1	11
Balance, end of period	(10)	21	0
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	(19)	40	1
Derivatives [Member] | Equity Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(122)	(75)	(225)
Net gains (losses) included in net income	(151)	(11)	126
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	137	18	28
Transfers into Level 3	(14)	0	(6)
Transfers out of Level 3	104	(54)	2
Balance, end of period	(46)	(122)	(75)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	48	(16)	55
Derivatives [Member] | Foreign Exchange Contract [Member]
Assets and Liabilities:
Balance, beginning of period	21	(7)	9
Net gains (losses) included in net income	(15)	23	(8)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	1	5	(6)
Transfers into Level 3	2	0	1
Transfers out of Level 3	0	0	(3)
Balance, end of period	9	21	(7)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	(8)	30	(19)
Derivatives [Member] | Credit Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(1,150)	(1,998)	(1,017)
Net gains (losses) included in net income	(30)	38	(856)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	805	810	(123)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(2)
Balance, end of period	(375)	(1,150)	(1,998)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	345	41	50
Derivatives [Member] | Other Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(78)	(117)	(35)
Net gains (losses) included in net income	75	40	(82)
Net gains (losses) included in other comprehensive income	0	(1)	0
Purchases, sales, issuances and settlements, net	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(3)	(78)	(117)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	0	0	0
Other Assets [Member]
Assets:
Balance, beginning of period	162	244	314
Net gains (losses) included in net income	315	(21)	12
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	1,026	(61)	(82)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	1,503	162	244
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(2)	(8)	3
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period	0	0
Net gains (losses) included in net income	0	0
Net gains (losses) included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to liabilities held at period end	0	0
Other Liabilities Excluding Derivatives And Short Sale Liabilities [Member]
Liabilities:
Balance, beginning of period	(49)	(44)	(344)
Net gains (losses) included in net income	3	(43)	(8)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	7	38	308
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(39)	(49)	(44)
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to liabilities held at period end	5	0	0
Available for sale Securities [Member]
Assets:
Balance, beginning of period	27,439	31,856	21,958
Net gains (losses) included in net income	72	203	568
Net gains (losses) included in other comprehensive income	38	885	(242)
Purchases, sales, issuances and settlements, net	(782)	4,267	9,873
Transfers into Level 3	100	60	502
Transfers out of Level 3	(18,872)	(9,832)	(803)
Balance, end of period	7,995	27,439	31,856
Net unrealized gains (losses) included in debt securities available for sale and equity investments in the income statement related to assets held at period end	(15)	(64)	(143)
Available for sale Securities [Member] | Debt Securities [Member]
Assets:
Balance, beginning of period	26,645	30,489	19,492
Net gains (losses) included in net income	62	110	408
Net gains (losses) included in other comprehensive income	40	931	(236)
Purchases, sales, issuances and settlements, net	(709)	4,887	11,126
Transfers into Level 3	100	60	500
Transfers out of Level 3	(18,872)	(9,832)	(801)
Balance, end of period	7,266	26,645	30,489
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(15)	(64)	(90)
Available for sale Securities [Member] | US States And Political Subdivisions [Member]
Assets:
Balance, beginning of period	3,631	11,516	4,564
Net gains (losses) included in net income	11	10	10
Net gains (losses) included in other comprehensive income	(85)	160	52
Purchases, sales, issuances and settlements, net	(182)	1,347	6,923
Transfers into Level 3	53	0	0
Transfers out of Level 3	(214)	(9,402)	(33)
Balance, end of period	3,214	3,631	11,516
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0	9
Available for sale Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	297	293	237
Net gains (losses) included in net income	4	(44)	(53)
Net gains (losses) included in other comprehensive income	27	73	58
Purchases, sales, issuances and settlements, net	(98)	20	(4)
Transfers into Level 3	0	29	123
Transfers out of Level 3	(28)	(74)	(68)
Balance, end of period	202	297	293
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(8)	(57)	(64)
Available for sale Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	94	61	20
Net gains (losses) included in net income	17	12	(9)
Net gains (losses) included in other comprehensive income	(1)	16	(1)
Purchases, sales, issuances and settlements, net	(40)	50	(6)
Transfers into Level 3	0	29	121
Transfers out of Level 3	(6)	(74)	(64)
Balance, end of period	64	94	61
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	(1)	(8)
Available for sale Securities [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	203	232	217
Net gains (losses) included in net income	(13)	(56)	(44)
Net gains (losses) included in other comprehensive income	28	57	59
Purchases, sales, issuances and settlements, net	(58)	(30)	2
Transfers into Level 3	0	0	2
Transfers out of Level 3	(22)	0	(4)
Balance, end of period	138	203	232
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(8)	(56)	(56)
Available for sale Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	13,188	8,599	4,778
Net gains (losses) included in net income	8	135	290
Net gains (losses) included in other comprehensive income	124	514	(202)
Purchases, sales, issuances and settlements, net	625	3,940	3,725
Transfers into Level 3	0	0	8
Transfers out of Level 3	(12,525)	0	0
Balance, end of period	1,420	13,188	8,599
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0	0
Available for sale Securities [Member] | Corporate Debt Securities [Member]
Assets:
Balance, beginning of period	274	295	433
Net gains (losses) included in net income	10	20	150
Net gains (losses) included in other comprehensive income	(10)	19	(112)
Purchases, sales, issuances and settlements, net	(13)	(20)	(185)
Transfers into Level 3	23	1	41
Transfers out of Level 3	(3)	(41)	(32)
Balance, end of period	281	274	295
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0	(3)
Available for sale Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of period	9,255	9,786	9,395
Net gains (losses) included in net income	29	(11)	11
Net gains (losses) included in other comprehensive income	(16)	165	(32)
Purchases, sales, issuances and settlements, net	(1,041)	(400)	752
Transfers into Level 3	24	30	328
Transfers out of Level 3	(6,102)	(315)	(668)
Balance, end of period	2,149	9,255	9,786
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(7)	(7)	(32)
Available for sale Securities [Member] | Auto loans and leases [Member]
Assets:
Balance, beginning of period	5,921	6,641	6,133
Net gains (losses) included in net income	(1)	3	4
Net gains (losses) included in other comprehensive income	(34)	3	(27)
Purchases, sales, issuances and settlements, net	(1,067)	(726)	531
Transfers into Level 3	0	0	0
Transfers out of Level 3	(4,327)	0	0
Balance, end of period	492	5,921	6,641
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0	0
Available for sale Securities [Member] | Home Equity Loans [Member]
Assets:
Balance, beginning of period	51	282	112
Net gains (losses) included in net income	3	15	(3)
Net gains (losses) included in other comprehensive income	(1)	14	(18)
Purchases, sales, issuances and settlements, net	(5)	(3)	40
Transfers into Level 3	0	29	221
Transfers out of Level 3	(48)	(286)	(70)
Balance, end of period	0	51	282
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	(1)	(25)
Available for sale Securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	3,283	2,863	3,150
Net gains (losses) included in net income	27	(29)	10
Net gains (losses) included in other comprehensive income	19	148	13
Purchases, sales, issuances and settlements, net	31	329	181
Transfers into Level 3	24	1	107
Transfers out of Level 3	(1,727)	(29)	(598)
Balance, end of period	1,657	3,283	2,863
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(7)	(6)	(7)
Available for sale Securities [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Balance, beginning of period			85
Net gains (losses) included in net income			0
Net gains (losses) included in other comprehensive income			0
Purchases, sales, issuances and settlements, net			(85)
Transfers into Level 3			0
Transfers out of Level 3			0
Balance, end of period			0
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end			0
Available for sale Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of period	794	1,367	2,466
Net gains (losses) included in net income	10	93	160
Net gains (losses) included in other comprehensive income	(2)	(46)	(6)
Purchases, sales, issuances and settlements, net	(73)	(620)	(1,253)
Transfers into Level 3	0	0	2
Transfers out of Level 3	0	0	(2)
Balance, end of period	729	794	1,367
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	0	0	(53)
Available for sale Securities [Member] | Perpetual Preferred Securities [Member]
Assets:
Balance, beginning of period	794	1,344	2,434
Net gains (losses) included in net income	10	91	160
Net gains (losses) included in other comprehensive income	(2)	(30)	(7)
Purchases, sales, issuances and settlements, net	(73)	(611)	(1,243)
Transfers into Level 3	0	0	2
Transfers out of Level 3	0	0	(2)
Balance, end of period	729	794	1,344
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	0	0	(53)
Available for sale Securities [Member] | Other marketable equity securities [Member]
Assets:
Balance, beginning of period	0	23	32
Net gains (losses) included in net income	0	2	0
Net gains (losses) included in other comprehensive income	0	(16)	1
Purchases, sales, issuances and settlements, net	0	(9)	(10)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	23
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	$ 0	$ 0	$ 0